Issued capital and reserves - Narrative (Details) € in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2021 EUR (€) shares
Disclosure of classes of share capital [line items]
Proceeds from issuance of share capital	€ 215,209	$ 225.0	€ 0	€ 58,721
Issue of equity | €	(210,342)		€ (46)	€ (57,787)
Public warrants to shares purchase ratio (in shares per warrant)				1
Other reserve
Disclosure of classes of share capital [line items]
Issue of equity | €	€ 4,867
Other equity
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G. (in shares)	29,764,256	29,764,256	0	19,596,142
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)	104,135	104,135	5,000,000	0
Cancellation of preference shares A by Global Blue Group Holding A.G. (in shares)	104,135	104,135	5,929,477	0
Effects of the capital reorganisation on 28 Aug 2020 (in shares)	0	0	0	151,542,785
Assign the preference shares to ListCo. (in shares)	0	0	0	5,929,477
Exercise of warrants (in shares)	0	0	0	114,024
Vested RSA shares (in shares)	(538,044)	(538,044)	(92,479)
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) (in shares)	(1,189,977)	(1,189,977)
Acquisition of treasury shares (in shares)	4	4
Other equity | January 2022
Disclosure of classes of share capital [line items]
Acquisition of treasury shares (in shares)			1,453
Other equity | 28 August 2020
Disclosure of classes of share capital [line items]
Acquisition of treasury shares (in shares)				1,190,415
Other equity | After 28 August 2020
Disclosure of classes of share capital [line items]
Acquisition of treasury shares (in shares)				7,000,000
Ordinary shares | Other equity
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G. (in shares)	8,587,786	8,587,786	0	19,596,142
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)	104,135	104,135	5,000,000	0
Cancellation of preference shares A by Global Blue Group Holding A.G. (in shares)	0	0	0	0
Effects of the capital reorganisation on 28 Aug 2020 (in shares)	0	0	0	127,824,796
Assign the preference shares to ListCo. (in shares)	0	0	0	0
Exercise of warrants (in shares)	0	0	0	114,024
Vested RSA shares (in shares)	(538,044)	(538,044)	(92,479)
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) (in shares)	(1,189,977)	(1,189,977)
Acquisition of treasury shares (in shares)	4	4
Ordinary shares | Other equity | ZigZag
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G. (in shares)				6,666,665
Ordinary shares | Other equity | Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G. (in shares)				7,000,000
Ordinary shares | Other equity | January 2022
Disclosure of classes of share capital [line items]
Acquisition of treasury shares (in shares)			1,217
Ordinary shares | Other equity | 28 August 2020
Disclosure of classes of share capital [line items]
Acquisition of treasury shares (in shares)				1,051,569
Ordinary shares | Other equity | After 28 August 2020
Disclosure of classes of share capital [line items]
Acquisition of treasury shares (in shares)				7,000,000
Preference shares B | Other equity
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G. (in shares)	21,176,470	21,176,470
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)	0	0
Cancellation of preference shares A by Global Blue Group Holding A.G. (in shares)	0	0
Effects of the capital reorganisation on 28 Aug 2020 (in shares)	0	0
Assign the preference shares to ListCo. (in shares)	0	0
Exercise of warrants (in shares)	0	0
Vested RSA shares (in shares)	0	0
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) (in shares)	0	0
Acquisition of treasury shares (in shares)	0	0
Preference shares A | Other equity
Disclosure of classes of share capital [line items]
Issuance of share capital Global Blue Group Holding A.G. (in shares)	0	0	0	0
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)	0	0	0	0
Cancellation of preference shares A by Global Blue Group Holding A.G. (in shares)	104,135	104,135	5,929,477	0
Effects of the capital reorganisation on 28 Aug 2020 (in shares)	0	0	0	23,717,989
Assign the preference shares to ListCo. (in shares)	0	0	0	5,929,477
Exercise of warrants (in shares)	0	0	0	0
Vested RSA shares (in shares)	0	0
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) (in shares)	0	0
Acquisition of treasury shares (in shares)	0	0